Business combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
4	Business Combinations

Acquisitions in 2020

RS Print

The Group executed a share purchase agreement dated November 9, 2020 and acquired the remaining 50% of the shares of RS Print Powered By Materialise (referred to as “RS Print”) for a total purchase consideration in cash of K€5,220. The debt of previous owner of K€655 related to the called unpaid capital is transferred to the Group. Before this transaction, the Group already had a 50% interest in RS Print. The fair value of the previously held equity method investment was valued at K€770. The corresponding gain is presented within net other operating income (Note 22.6).

In determining the fair value of the previously held equity method investment, a strategic discount, a minority discount and a discount for lack of marketability has been considered in relation to the consideration paid for this transaction.

Simultaneously with the share purchase agreement, RS Print and RS Scan International NV (“RS Scan”), the former co-shareholder of RS Print, entered into an asset purchase agreement regarding the acquisition by RS Print of certain assets of RS Scan with closing date on 9 November 2020 for a total purchase consideration in cash of K€3,000.

RS Print is a Belgian-based company that specializes in manufacturing of orthopaedic and medical insoles and the development and commercialization of hardware and software for foot pressure measurement.

The preliminary fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Developed technology	−	4,820	4,820
Customer relations	−	248	248
Other intangible assets	86	2,862	2,948
Property, plant & equipment	220	−	220
Right-of-use assets	24	−	24
Other non-current financial assets	64	−	64
Inventory	794	265	1,059
Trade receivables	1,096	−	1,096
Other current assets	1,001	−	1,001
Cash & cash equivalents	189	−	189
Total Assets	3,474	8,195	11,669
Liabilities
Deferred tax liabilities	−	(2,049)	(2,049)
Loans & borrowings	(1,877)	−	(1,877)
Lease liabilities	(24)	−	(24)
Trade payables	(645)	−	(645)
Payroll related payables	(85)	−	(85)
Other liabilities	(262)	−	(262)
Total Liabilities	(2,893)	(2,049)	(4,942)
Total identified assets and liabilities	581	6,146	6,727
Goodwill	−	2,918	2,918
Acquisition price	−	−	9,645

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031

The preliminary fair value of the identifiable assets and liabilities are included in our consolidated financial statements as per December 31, 2020. We have performed a preliminary fair value analysis of the business combination, with corresponding adjustments to the intangible assets and inventories. The items with the highest likelihood of changing upon the completion of the valuation process include developed technology, customer relationships, contracts and goodwill.. The accounting for the business combination resulted in fair values at date of acquisition of K€4,820 for developed technology based on the relief-from-royalty valuation method with royalty rates between 8.00% and 10.00% (remaining useful life of 7 years), K€248 for customer relationships based on the multi-period excess earnings method (remaining useful life of 15 years) and K€2,862 for contracts based on the multi-period excess earnings method (remaining useful life of 7 years). A fair value adjustment was identified of K€265 for the inventory. At the same time, a deferred tax liability was recognized of K€ (2,049) on these adjusted fair values. The discount rate (post-tax WACC) used for the valuation was set at 15.80%. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments.

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at level of development, manufacturing and existing customer base. The goodwill is not deductible for income tax purposes.

The total acquisition-related costs recognized as an expense in the general & administration costs are K€63.

The contribution of the acquired business to the revenue and net profit (loss) of the Group for the year ended December 31, 2020 were, respectively, K€664 and K€ (520). The pro forma revenue and the pro forma net profit of the acquired business would have been K€1,250 and K€ (1,332), respectively, if the business would have been acquired on January 1, 2020, nevertheless in that case no loss of share in the associate would have been presented of K€ (392). With this business combination, the Group acquired K€1,140 of trade receivables, of which K€44 is estimated not to be collectible.

Acquisitions in 2019

Engimplan

The Group executed a share purchase agreement dated August 6, 2019 and acquired 40% of the shares and voting interest of Engimplan Engenharia de Implante Indústria e Comércio Ltda (referred to as “Engimplan”) for a total purchase consideration in cash of K€6,647.

As part of this transaction, the Group increased its shareholding in Engimplan to 75% with a capital increase of K€5,750 in cash in Engimplan.

The Brazilian-based company is specialist in manufacturing of orthopaedic and cranio-maxillofacial (CMF) implants and instruments. Engimplan will be part of the Medical segment.

The fair value of the identifiable assets and liabilities at the date of acquisition were:

in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Software	214	−	214
Customer relations	−	2,530	2,530
Trademarks	−	556	556
Other intangible assets	9	−	9
Property, plant & equipment	2,268	838	3,106
Right-of-use assets	633	−	633
Other non-current financial assets	3	−	3
Inventory	2,084	96	2,180
Trade receivables	1,802	−	1,802
Other current assets	391	−	391
Cash from capital increase	5,750	−	5,750
Cash & cash equivalents	316	−	316
Total Assets	13,470	4,020	17,490
Liabilities
Deferred income	(83)	−	(83)
Loans & borrowings	(1,443)	−	(1,443)
Lease liabilities	(633)	−	(633)
Trade payables	(271)	−	(271)
Tax payables	(100)	−	(100)
Payroll related payables	(298)	−	(298)
Other liabilities	(914)	−	(914)
Total Liabilities	(3,742)	−	(3,742)
Total identified assets and liabilities	9,728	4,020	13,748
Goodwill	−	−	2,071
Non-controlling interest	−	−	(3,422)
Acquisition price	−	−	12,397

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331

The fair value of the identifiable assets and liabilities included in our consolidated financial statements per December 31, 2019 were provisional as the final valuation had not been completed by the date these consolidated financial statements were approved for issue by the board of directors. As of July 16th, 2020, we completed the fair value analysis of the Engimplan business combination, which resulted in corresponding adjustments to the goodwill, property, plant and equipment,. The fair value of the identified assets and liabilities were K€736 higher than the provisional value at date of acquisition, with a corresponding reduction in goodwill of K€567 and increase of non-controlling interest of K€169. We refer to Note 2 for the detailed impact of the restatement resulting from the final accounting of the Engimplan business combination.

The accounting for the business combination resulted in fair values at date of acquisition of K€2,530 for customer relationships, K€556 for trademarks; to property, plant and equipment a final fair value of K€3,106 was attributed. A fair value adjustment was identified of K€96 for the inventory. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at level of manufacturing and existing customer base. The goodwill is not deductible for income tax purposes.

Acquisitions in 2018

The Group did not complete any Business Combinations during the year 2018.